Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Diluted	$ (0.67)	$ (0.04)
Diluted	93,663,300	81,374,609